TAXATION - Net operating loss carry forwards (Details) - HKD ($) $ in Thousands		12 Months Ended
	Dec. 21, 2017	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Net operating loss carryforwards		$ 223,629	$ 89,534
Net operating loss carryforwards, expected to be utilized prior to expiration		5,630	0
Net operating loss carryforwards, provided for valuation allowance		217,999	89,534
Income tax accrued on the undistributed earnings of the Company's VIE and subsidiary of the VIE		$ 0	$ 0
The United States ("US")
Income Tax Disclosure [Line Items]
Applicable tax rate (as a percent)	35.00%	21.00%
Hong Kong
Income Tax Disclosure [Line Items]
Applicable tax rate (as a percent)		16.50%
China
Income Tax Disclosure [Line Items]
Preferential tax rate (as a percent)		15.00%
Applicable tax rate (as a percent)		25.00%